Investment company accounting - Summary of Aggregate Fair Value and Cost of Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Investment company accounting
Closing cost	¥ 28,394	[1]	¥ 24,393	[1]
Gross unrealized appreciation	9,216		11,711
Gross unrealized depreciation	(5,047)		(7,277)
Closing fair value	¥ 32,563		¥ 28,827		¥ 132,320	¥ 208,754

[1]	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.